Condensed Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	SubTotal [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2016	$ 50	$ 120,835	$ 67	$ (120,285)	$ 667		$ 667
Balance, shares at Dec. 31, 2016	5,549,918
Net loss				(809)	(809)		(809)
Cumulative effect of adoption of ASC 606		12		(12)
Net unrealized losses on foreign currency translation, net of tax			10		10		10
Issuance of common stock, net of equity issuance costs	$ 4	1,175			1,179		1,179
Issuance of common stock, net of equity issuance costs, shares	484,438
Issuance of restricted stock	$ 1				1		1
Issuance of restricted stock, shares	83,339
Restricted stock issued to settle liability		30			30		30
Restricted stock issued to settle liability, shares	7,448
Exercise of warrants		100			100		100
Exercise of warrants, shares	37,036
Noncash stock-based compensation		772			772		772
Noncontrolling interest
Balance at Dec. 31, 2017	$ 55	122,924	77	(121,106)	1,950		1,950
Balance, shares at Dec. 31, 2017	6,128,848
Net loss				(1,429)	(1,429)		(1,429)
Cumulative effect of adoption of ASC 606				278	278		278
Net unrealized losses on foreign currency translation, net of tax			3		3		3
Issuance of common stock, net of equity issuance costs	$ 2	852			854		854
Issuance of common stock, net of equity issuance costs, shares	211,111
Noncash stock-based compensation		242			242		242
Cashless exercise of stock options
Cashless exercise of stock options, shares	2,471
Cancelled restricted stock shares
Cancelled restricted stock shares, shares	(5,095)
Balance at Mar. 31, 2018	$ 57	124,018	80	(122,257)	1,898		1,898
Balance, shares at Mar. 31, 2018	6,352,150
Balance at Dec. 31, 2017	$ 55	122,924	77	(121,106)	1,950		1,950
Balance, shares at Dec. 31, 2017	6,128,848
Net loss				(3,325)	(3,325)		(3,325)
Cumulative effect of adoption of ASC 606				278	278		278
Net unrealized losses on foreign currency translation, net of tax			(6)		(6)		(6)
Issuance of common stock, net of equity issuance costs	$ 9	3,769			3,778		3,778
Issuance of common stock, net of equity issuance costs, shares	937,846
Exercise of warrants		138			138		138
Exercise of warrants, shares	65,554
Noncash stock-based compensation		985			985		985
Noncontrolling interest						3,000	3,000
Cashless exercise of stock options
Cashless exercise of stock options, shares	2,471
Balance at Dec. 31, 2018	$ 64	127,816	71	(124,153)	3,798	3,000	6,798
Balance, shares at Dec. 31, 2018	7,134,719
Net loss				(1,349)	(1,349)		(1,349)
Net unrealized losses on foreign currency translation, net of tax			(3)		(3)		(3)
Noncash stock-based compensation		158			158		158
Balance at Mar. 31, 2019	$ 64	$ 127,974	$ 68	$ (125,502)	$ 2,604	$ 3,000	$ 5,604
Balance, shares at Mar. 31, 2019	7,134,719